Employee Benefit Plans (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Pension Benefits
Target asset allocation
Fixed income, minimum (as a percent)	30.00%
Fixed income, maximum (as a percent)	40.00%
Real assets, minimum (as a percent)	5.00%
Real assets, maximum (as a percent)	15.00%
Hedge funds/private equity, minimum (as a percent)	5.00%
Hedge funds/private equity, maximum (as a percent)	27.00%
Other investments/cash, minimum (as a percent)	0.00%
Other investments/cash, maximum (as a percent)	6.00%
Total (as a percent)	100.00%
Actual plan asset allocations
Fixed income (as a percent)	37.60%	34.60%
Real assets (as a percent)	7.20%	6.20%
Hedge funds/private equity (as a percent)	12.90%	14.00%
Other investments/cash (as a percent)	1.80%	1.90%
Total (as a percent)	100.00%	100.00%
Pension Benefits | Domestic
Target asset allocation
Equity, minimum (as a percent)	20.00%
Equity, maximum (as a percent)	30.00%
Actual plan asset allocations
Equity investments (as a percent)	25.80%	26.60%
Pension Benefits | International
Target asset allocation
Equity, minimum (as a percent)	10.00%
Equity, maximum (as a percent)	20.00%
Actual plan asset allocations
Equity investments (as a percent)	14.70%	16.70%
Other Postretirement Benefits
Assumed Health Care Cost Trend Rates used to Measure Expected Cost of Benefits
Weighted average health care cost trend rate (as a percent)	7.70%	7.60%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate) (as a percent)	5.00%	5.10%
Effect of one-percentage point increase or decrease in the assumed health care cost trend rates
Effect on total of service and interest cost, one percentage point increase	$ 397
Effect on total of service and interest cost, one percentage point decrease	(348)
Effect on postretirement benefit obligation, one percentage point increase	9,031
Effect on postretirement benefit obligation, one percentage point decrease	$ (7,917)